Revenues - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Current	$ 195,725	$ 152,709
Contract with Customer, Liability, Noncurrent	$ 47,098	$ 42,173